Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Expense of Key Management Personnel [Abstract]
Aggregated compensation for employee representatives and former management board members on the Supervisory Board paid for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation)	€ 1	€ 1	€ 1
Issued loans and commitments to key management personnel	1	5
Received deposits from key management personnel	16	8
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collaterals held for loans from transactions with subsidiaries, joint ventures and associates	0	0
Trading assets and positive market values from derivative financial transactions with associated companies	11	3
Trading liabilities and negative market values from derivative financial transactions with associated companies	0	0
Other assets related to transactions with associated companies	2	33
Other liabilities related to transactions with associated companies	€ 7	€ 3